Business Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The following tables present certain information regarding our operations by reportable segment, including a reconciliation of segment results to reported consolidated results for the periods presented. Reconciling items between segment results and reported results include:

•
Elimination of interest income and interest expense representing interest earned by IBERIABANK on interest-bearing checking accounts held by related companies, as well as the elimination of the related deposit balances at the IBERIABANK segment;

•	Elimination of investment in subsidiary balances on certain operating segments included in total and average segment assets; and

•	Elimination of intercompany due to and due from balances on certain operating segments that are included in total and average segment assets.

	Year Ended December 31, 2016
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$707,676	$9,261	$2	$716,939
Interest expense	64,068	3,633	—	67,701
Net interest income	643,608	5,628	2	649,238
Provision for loan losses	44,336	88	—	44,424
Mortgage income	405	83,448	—	83,853
Title revenue	—	—	22,213	22,213
Other non-interest income	127,751	4	—	127,755
Allocated expenses	(13,972)	10,686	3,286	—
Non-interest expense	484,099	65,133	17,433	566,665
Income before income tax expense	257,301	13,173	1,496	271,970
Income tax expense	79,565	5,023	605	85,193
Net income	$177,736	$8,150	$891	$186,777
Total loans and loans held for sale, net of unearned income	$15,004,360	$217,652	$—	$15,222,012
Total assets	21,319,267	315,057	24,866	21,659,190
Total deposits	17,402,742	5,541	—	17,408,283
Average assets	19,959,261	335,913	26,060	20,321,234

	Year Ended December 31, 2015
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$639,793	$7,062	$3	$646,858
Interest expense	56,222	2,878	—	59,100
Net interest income	583,571	4,184	3	587,758
Provision for loan losses	30,908	—	—	30,908
Mortgage income	966	79,696	—	80,662
Title revenue	—	—	22,837	22,837
Other non-interest income	116,903	(2)	(7)	116,894
Allocated expenses	(16,253)	12,036	4,217	—
Non-interest expense	495,158	57,784	17,363	570,305
Income before income tax expense	191,627	14,058	1,253	206,938
Income tax expense	58,006	5,581	507	64,094
Net income	$133,621	$8,477	$746	$142,844
Total loans and loans held for sale, net of unearned income	$14,305,663	$188,012	$—	$14,493,675
Total assets	19,220,085	256,888	27,095	19,504,068
Total deposits	16,173,831	4,917	—	16,178,748
Average assets	18,146,216	230,819	25,671	18,402,706

	Year Ended December 31, 2014
(Dollars in thousands)	IBERIABANK	IMC	LTC	Consolidated
Interest and dividend income	$498,820	$5,992	$3	$504,815
Interest expense	42,983	1,721	—	44,704
Net interest income	455,837	4,271	3	460,111
Provision for loan losses	18,966	94	—	19,060
Mortgage income	71	51,726	—	51,797
Title revenue	—	—	20,492	20,492
Other non-interest income	101,401	(61)	(1)	101,339
Allocated expenses	(11,602)	8,203	3,399	—
Non-interest expense	412,165	44,761	16,688	473,614
Income before income tax expense	137,780	2,878	407	141,065
Income tax expense	34,352	1,148	183	35,683
Net income	$103,428	$1,730	$224	$105,382
Total loans and loans held for sale, net of unearned income	$11,415,973	$165,143	$—	$11,581,116
Total assets	15,537,731	194,156	26,017	15,757,904
Total deposits	12,515,329	5,196	—	12,520,525
Average assets	14,430,768	176,003	25,223	14,631,994